Restructuring Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restructuring Reserve [Roll Forward]
Write-down of assets and other adjustments		$ (2,138)	$ (1,187)
Payments	(4,303)	(6,079)	(17)
Restructuring liability at December 31	185	4,300	6,021
Net restructuring credits relating to changes to previous estimates recorded in connection with 2001, 2002 and 2006 facility realignment plans	246	913	4,176
Newsday [Member]
Restructuring Reserve [Roll Forward]
Charges (credits) incurred	188	6,496	7,225
Newsday [Member] | Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Charges (credits) incurred	(71)	3,401	5,181	[1]
Number of positions eliminated			106
Newsday [Member] | Facility Realignment Costs [Member]
Restructuring Reserve [Roll Forward]
Charges (credits) incurred	262	3,048	528
Newsday [Member] | Other Costs [Member]
Restructuring Reserve [Roll Forward]
Charges (credits) incurred	(3)	47	1,516
Employee Severance [Member]
Restructuring Reserve [Roll Forward]
Write-down of assets and other adjustments		0	0
Payments	(3,091)	(5,504)	(15)
Restructuring liability at December 31	(99)	3,063	5,166
Facility Realignment Costs [Member]
Restructuring Reserve [Roll Forward]
Write-down of assets and other adjustments		(2,138)	0
Payments	(1,167)	(531)	(2)
Restructuring liability at December 31	0	905	526
Other Costs [Member]
Restructuring Reserve [Roll Forward]
Write-down of assets and other adjustments		0	(1,187)
Payments	(45)	(44)	0
Restructuring liability at December 31	$ 284	$ 332	$ 329

[1]	Employee severance related to the elimination of 106 positions, primarily in the operations, editorial, sales and advertising departments of the Newsday business and positions at Island Publications which was shut down in December 2008.